Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Detailed information about property, plant and equipment

				Electric utility	Transport-
	Dams	Port facilities	Buildings	plant in service	ation facilities	Others	CIP	Total
As at 1 January 2019
Cost	2,308,072	3,409,830	12,566,461	472,814,967	1,219,218	7,226,391	27,112,542	526,657,481
Accumulated depreciation	(301,125)	(560,284)	(4,147,947)	(221,703,642)	(486,676)	(4,722,608)	—	(231,922,282)
Accumulated impairment losses	(402,223)	—	(120,296)	(11,099,636)	—	(38,205)	(1,013,567)	(12,673,927)
Net book value	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272
Year ended 31 December 2019
Beginning of the year	1,604,724	2,849,546	8,298,218	240,011,689	732,542	2,465,578	26,098,975	282,061,272
Upon adoption of IFRS 16	—	—	—	(1,387,259)	—	(229,292)	—	(1,616,551)
Beginning of the year (restated)	1,604,724	2,849,546	8,298,218	238,624,430	732,542	2,236,286	26,098,975	280,444,721
Reclassification	—	(1,104,389)	6,313	(183)	—	1,098,259	—	—
Acquisition	—	—	—	—	—	—	2,038,550	2,038,550
Additions	—	—	7,249	187,370	242	164,909	29,978,861	30,338,631
Transfer from CIP	39	1,794,267	771,582	17,261,238	190,777	158,621	(20,176,524)	—
Disposals/write-off	(2,292)	—	(470,877)	(157,316)	(4)	(4,664)	—	(635,153)
Depreciation charge	(42,965)	(88,629)	(430,155)	(20,057,767)	(69,473)	(449,818)	—	(21,138,807)
Impairment charge	—	(439,190)	(116,355)	(3,864,903)	(993)	(43,432)	(1,255,117)	(5,719,990)
Currency translation differences	—	—	—	298,193	—	(3,764)	526	294,955
End of the year	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907
As at 31 December 2019
Cost	2,305,554	3,975,987	12,916,746	488,256,686	1,410,233	8,429,661	38,949,263	556,244,130
Accumulated depreciation	(343,836)	(525,192)	(4,614,648)	(241,169,240)	(556,149)	(5,191,819)	—	(252,400,884)
Accumulated impairment losses	(402,212)	(439,190)	(236,123)	(14,796,384)	(993)	(81,445)	(2,263,992)	(18,220,339)
Net book value	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907
Year ended 31 December 2020
Beginning of the year	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907
Reclassification	(73,290)	—	124,978	38,186	(75,100)	(14,774)	—	—
Acquisition (Note 39)	—	—	11,222	975,303	—	4,081	1,878	992,484
Additions	—	—	12,839	622,380	—	163,389	42,976,346	43,774,954
Transfer from CIP	4,773	24,938	447,047	27,265,667	7,305	259,431	(28,009,161)	—
Other additions	—	—	23,652	189,847	—	9,185	—	222,684
Reclassification to Investment property	—	—	(1,348)	—	—	—	—	(1,348)
Disposals/write-off	—	—	(10,259)	(594,632)	(24)	(9,613)	—	(614,528)
Depreciation charge	(43,218)	(126,252)	(537,815)	(20,139,034)	(59,926)	(468,716)	—	(21,374,961)
Impairment charge	(92,026)	—	(109,205)	(7,552,442)	—	(24,875)	(68,830)	(7,847,378)
Other decrease	—	—	—	(262,788)	—	—	—	(262,788)
Currency translation differences	—	—	—	(332,568)	—	(3,476)	(4,840)	(340,884)
End of the year	1,355,745	2,910,291	8,027,086	232,500,981	725,346	3,071,029	51,580,664	300,171,142
As at 31 December 2020
Cost	2,218,159	4,000,925	13,496,843	511,570,031	1,334,131	8,504,371	53,909,608	595,034,068
Accumulated depreciation	(402,811)	(651,444)	(5,127,671)	(256,998,944)	(608,003)	(5,331,854)	—	(269,120,727)
Accumulated impairment losses	(459,603)	(439,190)	(342,086)	(22,070,106)	(782)	(101,488)	(2,328,944)	(25,742,199)
Net book value	1,355,745	2,910,291	8,027,086	232,500,981	725,346	3,071,029	51,580,664	300,171,142

Schedule of impairment of CGUs

	Net book value of CGUs after impairment			Impairment recognized
	(RMB million)			(RMB million)
	31 December 2020			(For the year ended 31 December)
			Land use
			right and
		Electric	other assets
		utility plant	included in
Company Name	Buildings	in service	CGUs	2020	2019	2018
Huaneng Yichun Thermal Power Limited Company (“Yichun Thermal Power”) (a)	50	1,488	242	721	—	—
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy”) (b)	20	310	162	492	—	—
Huaneng Shandong Power Generation Co., Ltd. Baiyanghe Power Plant ("Baiyanghe Power Plant ") (c)	47	1,035	90	750	—	—
Huaneng Shandong Power Generation Co., Ltd. Zhongtai Power Plant ("Zhongtai Power Plant ") (c)	4	159	42	457	—	—
Huaneng Jiaxiang Power Generation Limited Company ("Jiaxiang Power") (c)	49	639	125	625	—	—
Huaneng Jining Yunhe Power Generation Co., Ltd. ("Yunhe Power") (c)	11	1,185	227	986	—	—
Huaneng Shandong Power Generation Co., Ltd. Yantai Power Plant ("Yantai Power Plant") (c)	34	331	280	661	—	—
Huaneng Liaocheng Co-generation Limited Company ("Liaocheng Co-generation ") (c)	6	1,388	458	700	—	—
Huaneng Linyi Power Generation Limited Company ("Linyi Power") (c)	8	2,080	226	979	—	—
Huaneng Tongwei Wind Power Generation Limited Liability Company ("Tongwei Wind Power ") (d)	5	586	12	352	—	—
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)	—	886	63	274	—	—
Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company ("Zuoquan Coal-fired Power ") (f)	35	2,660	57	270	—	—
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g)	3	42	270	168	—	—
Total	272	12,789	2,254	7,435	—	—

Schedule of key assumptions used in estimating the recoverable amount of the CGUs

Sales volume (Power generation hours)			Tariff			Fuel prices (standard coal price,
Unit: hours/year			Unit: RMB/MWh			excluding tax) unit: RMB/ton
	Actual			Actual			Actual
Forecast period	in 2020	Fluctuation	Forecast period	in 2020	Fluctuation	Forecast period	in 2020	Fluctuation
4,664	4,421	243	249.56	278.28	28.72	460	444.90	15.1

Schedule of sales volume (power generation hours) and the average tariff Tongwei Wind Power Yigang Wind Farm

Items	2017	2018	2019
Sales volume
(Power generation hours)
Unit: hours/year	1,324	1,681	1,509
Average tariff
(including tax, RMB/MWh)	511.58	465.86	438.51

Schedule of parameters used in calculation of WACC

Parameters		Amount	Notes
Rf	Risk-free rate	3.95%

Use WIND to select China treasury bonds with a remaining maturity over 10 years from the base date of assets evaluation. Calculate their yield to maturity and take the average value as the risk-free rate.

beta	Beta Coefficient	0.6903

Calculate the beta coefficient based on the average value of the beta coefficient of comparable companies without financial leverage and the target capital structure; adjust the estimated beta coefficient using historical data by using the Blume Adjustment method.

ERP	Equity Risk Premiums	7.07%

Use CSI 300 index to estimate the rate of return on investment of the Chinese stock market; set 10-year period as the time span for calculating the rate of return on investment; use the geometric average rate of return on investment which can better reflect its growth.

ε	Specific Risk Premium Rate	4.00%

Use the comprehensive analysis method to determine the specific risk return rate ε, which means to consider all these factors of the assessed CGUs such as its asset scale, development stage, market competition status, internal governance structure and capital structure, etc.

Kd	Cost of Debt	3.85%	Take the one-year loan prime rate (LPR) as the cost of debt
T	Enterprise Income Tax Rate	25%/15%, etc.	Determine the applicable income tax rate according to the Corporate Income Tax Law

Schedule of impairment loss on decommissioned PPE

Impairment
recognized in 2020

Huaneng Hainan Power Generation Company Limited Haikou Power Plant (“Haikou Power Plant”) (i)	127,262
Huaneng Power International, Inc. Nantong Power Plant (“Nantong Power Plant”) (ii)	85,938
Huaneng Beijing Co-generation Limited Liability Company (“Beijing Co-generation”) (iii)	84,060
Other 4 items	46,730

Total	343,990

		Designed	Amount	Impairment
	Time to cease	investment	invested	recognized in
	construction	(RMB million)	(RMB million)	2020 (RMB million)
Huaneng Huaiyin Power Generation Co., Ltd. (“Huaiyin Power”) Guanyun Large Unit Project (i)	2017	7,900	260	260
Huaneng Chaohu Power Generation Co., Ltd. (“Chaohu Power”) Phase II Expansion Project (ii)	2017	4,128	196	56
Huaneng Luoyuan Power Generation Co., Ltd. (“Luoyuan Power”) Phase II New Project(iii)	2016	5,306	48	48
Other 41 items			54	54

Total			558	418

Schedule of disposal of non-current assets

Net losses on
disposal of
non-current assets
in 2020

Beijing Co-generation (i)	106,080
Huaneng Chongqing Luohuang Energy Sales Limited Liability Company (“Luohuang Energy Sales”) (ii)	80,683
Yingkou Power Plant (iii)	74,851
Huaneng Qidong Wind Power Generation Co., Ltd. (“Qidong Wind Power”) (iv)	44,292
Huaneng Qinbei Power Generation Co., Ltd. (“Qinbei Power”) (v)	26,999
Laiwu Power (vi)	24,944
Huaneng (Suzhou Industrial Park) Power Generation Co., Ltd. (“Suzhou Industrial Park Power”) (vii)	24,514
Yunhe Power (viii)	23,978
Huaneng Power International, Inc. Yuhuan Power Plant (“Yuhuan Power Plant”) (ix)	20,378
Other 55 items	199,938

Total	626,657

Yichun Thermal Power
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of key assumptions used in estimating the recoverable amount of the CGUs

Sales volume ( Power						Fuel prices (standard coal unit
generation hours)			Tariff (excluding tax)			price excluding tax)
Unit: hours/year			Unit: RMB/MWh			Unit: RMB/ton
	Actual in			Actual in			Actual in
Forecast period	2020	Fluctuation	Forecast period	2020	Fluctuation	Forecast period	2020	Fluctuation
4,140	4,217	77	360.00	341.36	18.64	782.34-738.17	798.21	15.87-60.04

Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b)
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of key assumptions used in estimating the recoverable amount of the CGUs

Sales volume				Sales volume
(Power generation hours)		Tariff		(Heat sales volume)
Unit: hours/year		Unit: RMB/MWh		(10,000 tons/year)
	Actual in		Actual in		Actual in
Forecast period	2020	Forecast period	2020	Forecast period	2020
2021:2,321		From 2021 to 2031:	Subsidized tariff:	2021:34
2022:2,363		the subsidized tariff	620.70	2022:36
2023:2,388	2,110	is 620.70, the tariff	Tariff without	2023:38
2024:2,421		without subsidies is	subsidies	2024:40
After 2025: from 2,455		356.00	:356.00	From 2025 to 2035
hours to 3,738 hours		From 2032 to 2047:		increases by 2 per year	14
		420.70		from 41 to 61;

				From 2036 to 2047
				increases by 1 per year
				from 62 to 73.

Baiyanghe Power Plant, Zhongtai Power Plant, Yunhe Power, Yantai Power Plant, Liaocheng Co-generation, Linyi Power and Jiaxiang Power
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of key assumptions used in estimating the recoverable amount of the CGUs

Unit Name	Sales volume				Fuel prices
	(Power generation hours)		Tariff (including tax)		(standard coal unit price excluding tax)
	Unit: hours/year		Unit: RMB/MWh		Unit: RMB/ton
	Forecast period	Actual in 2020	Forecast period	Actual in 2020	Forecast period	Actual in 2020
Baiyanghe Power Plant	3,850	3,906	393.88	400.60	664.33	639.09
Zhongtai Power Plant	3,750 (Note 1-1)	5,607	393.86	395.22	624	576.98
			2021: 389.90	397.63	2021: 677.00	624
			2022: 388.40		After 2022: 662.00
Jiaxiang Power	3,900	3,952	After 2023: 386.90
Yunhe Power	3,900 (Note 1-2)	3,828	2021: 396.90	402.71	671.15	642.81
			2022: 395.90
			After 2023: 394.90
Yantai Power Plant	4,250 (Note 1-3)	4,182	410.97	410.82	695 (Note 1-4)	715.63
Liaocheng Co-generation	3,900	4,016	394.90	397.42	628.93	617.47
Linyi Power	3,900	4,126	392.91	408.55	705.66	692.23

Huaneng Tongwei Wind Power Generation Limited Liability Company ("Tongwei Wind Power ") (d)
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of key assumptions used in estimating the recoverable amount of the CGUs

Sales volume
(Power generation hours)			Tariff
Unit: hours/year			Unit: RMB/MWh
Forecast period	Actual in 2020	Fluctuation	Forecast period	Actual in 2020	Fluctuation
1,620	1,496	124	385.38	336.60	48.78

Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of key assumptions used in estimating the recoverable amount of the CGUs

Sales volume (Heat supply)			Sales volume (Power generation hours)			Fuel prices (standard coal price,
(10,000 GJ)			Unit: hours/year			excluding tax) unit: RMB/ton
Forecast period	Actual in 2020	Fluctuation	Forecast period	Actual in 2020	Fluctuation	Forecast period	Actual in 2020	Fluctuation
2021：454.67			2021：2,093
2022：526.06			2022：2,084
2023：632.49	376.28	78-670	2023：2,506	1,705	388-2,442	694.97	633.75	61.22
2024：781.49			2024：3,097
2025：937.93			2025：3,717
After 2026：1,046.40			After 2026：4,147

Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g)
Disclosure of detailed information about property, plant and equipment [line items]
Schedule of key assumptions used in estimating the recoverable amount of the CGUs

Sales volume (Power generation hours) Unit: hours/year			Sales volume (Water supply) Unit:10 thousand m³/day			Water price Unit: RMB/m³
Forecast period	Actual in 2020	Fluctuation	Forecast period	Actual in 2020	Fluctuation	Forecast period	Actual in 2020	Fluctuation
1,765	839	926	2021:1.18				Non-agricultural water supply: 0.2	—
			2022:3.09	1.1	0.08 to 3.9	0.22	Industrial water supply: 0.24
			After 2023:5